                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06106

                         Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Mid Cap Value Fund

 Schedule of Investments 7/31/17 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.1%

 Energy - 7.9%

 Oil & Gas Drilling - 1.7%

 838,318

 Patterson-UTI Energy, Inc.

 $

 16,213,070

 Oil & Gas Equipment & Services - 1.6%

 742,936

 RPC, Inc.

 $

 15,386,205

 Oil & Gas Exploration & Production - 4.6%

 672,409

 Cabot Oil & Gas Corp.

 $

 16,722,812

 136,310

 Cimarex Energy Co.

 13,498,779

 89,364

 Pioneer Natural Resources Co.

 14,575,268

 $

 44,796,859

 Total Energy

 $

 76,396,134

 Materials - 8.0%

 Fertilizers & Agricultural Chemicals - 1.0%

 343,093

 CF Industries Holdings, Inc.

 $

 10,069,780

 Specialty Chemicals - 2.1%

 209,387

 Celanese Corp.

 $

 20,136,748

 Metal & Glass Containers - 1.6%

 252,140

 Crown Holdings, Inc. *

 $

 14,994,766

 Copper - 1.5%

 971,815

 Freeport-McMoRan, Inc.

 $

 14,207,935

 Paper Products - 1.8%

 753,061

 KapStone Paper and Packaging Corp.

 $

 17,214,974

 Total Materials

 $

 76,624,203

 Capital Goods - 7.6%

 Building Products - 1.8%

 263,125

 Owens Corning *

 $

 17,642,531

 Construction & Engineering - 2.8%

 806,730

 Chicago Bridge & Iron Co. NV

 $

 15,118,120

 264,840

 Fluor Corp.

 11,502,001

 $

 26,620,121

 Industrial Conglomerates - 1.2%

 119,371

 Carlisle Companies, Inc.

 $

 11,649,416

 Industrial Machinery - 1.8%

 196,039

 Ingersoll-Rand Plc

 $

 17,227,907

 Total Capital Goods

 $

 73,139,975

 Transportation - 2.0%

 Airlines - 2.0%

 286,023

 United Continental Holdings, Inc. *

 $

 19,358,037

 Total Transportation

 $

 19,358,037

 Automobiles & Components - 4.4%

 Auto Parts & Equipment - 1.5%

 294,801

 BorgWarner, Inc.

 $

 13,778,999

 Tires & Rubber - 2.9%

 893,350

 The Goodyear Tire & Rubber Co.

 $

 28,149,458

 Total Automobiles & Components

 $

 41,928,457

 Consumer Durables & Apparel - 1.7%

 Homebuilding - 1.7%

 663,595

 PulteGroup, Inc.

 $

 16,204,990

 Total Consumer Durables & Apparel

 $

 16,204,990

 Consumer Services - 3.5%

 Hotels, Resorts & Cruise Lines - 3.5%

 621,226

 Norwegian Cruise Line Holdings, Ltd. *

 $

 34,210,916

 Total Consumer Services

 $

 34,210,916

 Media - 2.2%

 Advertising - 2.2%

 966,725

 The Interpublic Group of Companies, Inc.

 $

 20,890,927

 Total Media

 $

 20,890,927

 Food, Beverage & Tobacco - 2.0%

 Agricultural Products - 2.0%

 159,628

 Ingredion, Inc.

 $

 19,685,325

 Total Food, Beverage & Tobacco

 $

 19,685,325

 Health Care Equipment & Services - 4.7%

 Health Care Equipment - 1.8%

 628,024

 Boston Scientific Corp. *

 $

 16,717,999

 Health Care Supplies - 1.6%

 251,244

 Dentsply Sirona, Inc.

 $

 15,584,665

 Managed Health Care - 1.3%

 157,604

 Centene Corp. *

 $

 12,516,910

 Total Health Care Equipment & Services

 $

 44,819,574

 Pharmaceuticals, Biotechnology & Life Sciences - 3.7%

 Pharmaceuticals - 3.7%

 230,694

 Jazz Pharmaceuticals Plc *

 $

 35,436,907

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 35,436,907

 Banks - 10.9%

 Regional Banks - 8.6%

 486,708

 Cathay General Bancorp

 $

 18,227,215

 556,750

 Fifth Third Bancorp

 14,865,225

 955,075

 First Horizon National Corp.

 16,646,957

 1,804,697

 KeyCorp

 32,556,734

 $

 82,296,131

 Thrifts & Mortgage Finance - 2.3%

 1,274,860

 Radian Group, Inc.

 $

 22,208,061

 Total Banks

 $

 104,504,192

 Diversified Financials - 7.4%

 Consumer Finance - 2.6%

 812,735

 Synchrony Financial

 $

 24,642,125

 Asset Management & Custody Banks - 2.9%

 55,370

 Affiliated Managers Group, Inc. *

 $

 10,289,407

 509,350

 Invesco, Ltd.

 17,710,100

 $

 27,999,507

 Financial Exchanges & Data - 1.9%

 247,300

 Nasdaq, Inc.

 $

 18,391,701

 Total Diversified Financials

 $

 71,033,333

 Insurance - 10.1%

 Life & Health Insurance - 4.4%

 308,550

 Lincoln National Corp.

 $

 22,542,663

 391,273

 Unum Group

 19,614,515

 $

 42,157,178

 Multi-line Insurance - 1.8%

 322,219

 The Hartford Financial Services Group, Inc.

 $

 17,722,045

 Property & Casualty Insurance - 3.9%

 797,086

 Old Republic International Corp.

 $

 15,638,827

 228,482

 The Hanover Insurance Group, Inc.

 21,673,803

 $

 37,312,630

 Total Insurance

 $

 97,191,853

 Software & Services - 1.2%

 Application Software - 1.2%

 286,561

 Verint Systems, Inc. *

 $

 11,362,144

 Total Software & Services

 $

 11,362,144

 Technology Hardware & Equipment - 4.3%

 Communications Equipment - 1.6%

 563,849

 Finisar Corp. *

 $

 15,347,970

 Electronic Manufacturing Services - 1.1%

 69,502

 IPG Photonics Corp.

 $

 10,608,785

 Technology Distributors - 1.6%

 251,566

 CDW Corp./DE *

 $

 15,956,831

 Total Technology Hardware & Equipment

 $

 41,913,586

 Semiconductors & Semiconductor Equipment - 7.2%

 Semiconductors - 7.2%

 494,440

 First Solar, Inc. *

 $

 24,380,836

 377,060

 Microsemi Corp. *

 19,637,285

 1,674,734

 ON Semiconductor Corp. *

 25,037,273

 $

 69,055,394

 Total Semiconductors & Semiconductor Equipment

 $

 69,055,394

 Telecommunication Services - 1.3%

 Integrated Telecommunication Services - 1.3%

 552,276

 CenturyLink, Inc.

 $

 12,851,463

 Total Telecommunication Services

 $

 12,851,463

 Utilities - 2.7%

 Electric Utilities - 1.4%

 172,379

 Edison International

 $

 13,562,780

 Multi-Utilities - 1.3%

 282,327

 Public Service Enterprise Group, Inc.

 $

 12,696,245

 Total Utilities

 $

 26,259,025

 Real Estate - 7.3%

 Industrial REIT - 1.8%

 612,251

 Duke Realty Corp.

 $

 17,504,256

 Health Care REIT - 1.0%

 293,941

 Healthcare Realty Trust, Inc.

 $

 9,788,235

 Residential REIT - 1.3%

 513,832

 American Homes 4 Rent *

 $

 11,823,274

 Retail REIT - 1.0%

 481,040

 Retail Opportunity Investments Corp.

 $

 9,755,491

 Specialized REIT - 1.2%

 101,869

 Digital Realty Trust, Inc.

 $

 11,749,570

 Real Estate Services - 1.0%

 286,869

 Realogy Holdings Corp. *

 $

 9,524,051

 Total Real Estate

 $

 70,144,877

 TOTAL COMMON STOCKS

 (Cost $798,855,121)

 $

 963,011,312

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 (Cost $798,855,121) (a)

 $

 963,011,312

 OTHER ASSETS & LIABILITIES - (0.1)%

 $

 (574,916)

 TOTAL NET ASSETS - 100.0%

 $

 962,436,396

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At July 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $799,171,382 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            181,846,032

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (18,006,102)

 Net unrealized appreciation

 $

            163,839,930

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of July 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
963,011,312

$
-

$
-

$
963,011,312

 Total

$
963,011,312

$
-

$
-

$
963,011,312

 During the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Mid Cap Value Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 27, 2017 * Print the name and title of each signing officer under his or her signature.